Finance Charges	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Finance Charges

NOTE 10. FINANCE CHARGES

	2023	2022
Interest:
Long-term debt	$76,591	$81,060
Lease obligations	3,784	2,934
Other	685	968
Income	(1,392)	(323)
Amortization of debt issue costs	3,746	3,174
Finance charges	$83,414	$87,813